Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Customer receivables, allowance for doubtful accounts	$ 28	$ 27
Other receivables, allowance for doubtful accounts	$ 2	$ 2
Common stock, shares authorized	1,800,000,000	1,800,000,000
Common stock, shares outstanding	836,000,000	835,000,000
Virginia Electric and Power Company
Customer receivables, allowance for doubtful accounts	$ 21	$ 21
Other receivables, allowance for doubtful accounts	$ 1	$ 2
Common stock, shares authorized	500,000	500,000
Common stock, shares outstanding	274,723	274,723